Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	As of December 31,
	2024	2025	2025
	S$	S$	US$
The Peel Agri-Innovation Project	1,990,000	-	-
Software	129,543	129,543	100,745
Total	2,119,543	129,543	100,745
Less: accumulated amortization	(36,704)	(62,613)	(48,694)
Net book value	2,082,839	66,930	52,051